VANECK VIP GLOBAL RESOURCES FUND
SCHEDULE OF INVESTMENTS
September 30, 2024 (unaudited)
1
Number
of Shares Value
COMMON STOCKS : 96.0%
Australia : 5.6%
Glencore Plc (GBP) 1,746,400 $ 10,001,021
Rio Tinto Plc (ADR) 80,400 5,722,068
15,723,089
Brazil : 4.3%
JBS S/A 1,323,100 7,682,077
Suzano SA * 456,000 4,556,903
12,238,980
Canada : 16.8%
Agnico Eagle Mines Ltd.
(USD) 63,722 5,133,444
Alamos Gold, Inc. (USD) 185,000 3,688,900
ARC Resources Ltd. † 78,200 1,321,788
Barrick Gold Corp. (USD) 215,374 4,283,789
Capstone Copper Corp. * 201,800 1,577,157
Cenovus Energy, Inc. (USD) 121,700 2,036,041
Franco-Nevada Corp. (USD) 30,900 3,839,325
Ivanhoe Mines Ltd. * † 126,413 1,880,609
Kinross Gold Corp. (USD) 519,700 4,864,392
Nutrien Ltd. (USD) 78,865 3,790,252
Pan American Silver Corp.
(USD) 140,800 2,938,496
Suncor Energy, Inc. 121,400 4,480,970
Teck Resources Ltd. (USD) 115,700 6,044,168
West Fraser Timber Co.
Ltd. † 14,121 1,375,817
47,255,148
China : 0.5%
PetroChina Co. Ltd. (HKD) 1,917,000 1,546,390
Underline
France : 5.7%
Nexans SA 38,000 5,577,799
TotalEnergies SE 159,800 10,376,657
15,954,456
Italy : 0.9%
Eni SpA † 162,700 2,475,892
Underline
Jersey, Channel Islands : 1.0%
Yellow Cake Plc 144A * 376,600 2,821,596
Underline
Netherlands : 1.9%
OCI NV 192,456 5,486,824
Underline
South Africa : 1.9%
Anglo American Plc (GBP) 81,700 2,655,715
Gold Fields Ltd. (ADR) 170,400 2,615,640
5,271,355
Spain : 0.0%
Soltec Power Holdings SA * † 38,800 67,765
Underline
Turkey : 1.0%
Eldorado Gold Corp. (USD) *
† 166,200 2,886,894
Underline
United Kingdom : 5.3%
BP Plc (ADR) 55,900 1,754,701
Shell Plc (ADR) 201,000 13,255,950
15,010,651
United States : 50.6%
Antero Resources Corp. * 82,900 2,375,085
Arcadium Lithium Plc * † 523,477 1,491,910
Number
of Shares Value
United States (continued)
Archer-Daniels-Midland Co. 47,800 $ 2,855,572
Baker Hughes Co. 44,200 1,597,830
Bunge Global SA 49,700 4,803,008
CECO Environmental Corp. * 51,500 1,452,300
Chart Industries, Inc. * † 12,200 1,514,508
Chesapeake Energy Corp. † 32,100 2,640,225
Chevron Corp. 35,900 5,286,993
ConocoPhillips 31,043 3,268,207
Corteva, Inc. 99,933 5,875,061
Diamondback Energy, Inc. 20,288 3,497,651
EQT Corp. 88,200 3,231,648
Exxon Mobil Corp. 106,826 12,522,144
FMC Corp. 38,300 2,525,502
Freeport-McMoRan, Inc. 208,100 10,388,352
Graphic Packaging Holding
Co. † 103,500 3,062,565
HA Sustainable
Infrastructure Capital, Inc. † 197,119 6,794,692
Ingredion, Inc. 17,100 2,350,053
Kirby Corp. * 33,000 4,040,190
Marathon Petroleum Corp. 8,200 1,335,862
MasTec, Inc. * 44,700 5,502,570
Mosaic Co. 43,200 1,156,896
MP Materials Corp. * † 177,200 3,127,580
Newmont Corp. 108,296 5,788,421
Nucor Corp. 27,900 4,194,486
Ormat Technologies, Inc. † 52,280 4,022,423
Permian Resources Corp. 260,749 3,548,794
Phillips 66 10,000 1,314,500
Pilgrim's Pride Corp. * 168,600 7,764,030
Quanta Services, Inc. 4,700 1,401,305
Steel Dynamics, Inc. 33,600 4,236,288
Tyson Foods, Inc. 97,400 5,801,144
United States Steel Corp. † 42,300 1,494,459
Valero Energy Corp. 29,200 3,942,876
Weyerhaeuser Co. 189,000 6,399,540
142,604,670
Zambia : 0.5%
First Quantum Minerals Ltd.
(CAD) * 96,000 1,308,914
Underline
Total Common Stocks
(Cost: $208,098,031) 270,652,624
MONEY MARKET FUND : 3.7%
(Cost: $10,526,567)
Invesco Treasury Portfolio -
Institutional Class 10,526,567 10,526,567
Underline
Total Investments Before Collateral for
Securities Loaned: 99.7%
(Cost: $218,624,598) 281,179,191

VANECK VIP GLOBAL RESOURCES FUND
SCHEDULE OF INVESTMENTS
(unaudited) (continued)
2
FootnoteRuleAboveBlank
Footnotes:
Number
of Shares Value
SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES ON LOAN:
1.1%
Money Market Fund: 1.1%
(Cost: $2,958,600)
State Street Navigator
Securities Lending
Government Money
Market Portfolio 2,958,600 $ 2,958,600
Total Investments: 100.8%
(Cost: $221,583,198) 284,137,791
Liabilities in excess of other assets: (0.8)% (2,375,582)
NET ASSETS: 100.0% $ 281,762,209
Definitions:
ADR American Depositary Receipt
CAD Canadian Dollar
GBP British Pound
HKD Hong Kong Dollar
USD United States Dollar
* Non-income producing
† Security fully or partially on loan. Total market value of securities on loan is $24,875,737.